Schedule of Reconciliation of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Federal income tax benefit - 21%	$ (2,199,000)	$ (3,676,000)
State income tax expense (benefit) - 4.35% - net of federal effect	(455,000)	(761,000)
Permanent differences – net	(25,000)	255,000
Deferred adjustments	91,000	33,000
Change in valuation allowance	2,588,000	4,149,000
Total Tax Provision
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Federal income tax benefit - 21%	(125,000)	(3,000)
Change in valuation allowance	109,000	3,000
Total Tax Provision
Non-deductible items	16,000
Subtotal	$ (109,000)	$ (3,000)